CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 12,079		$ 44,678		$ 43,088
Restricted cash			2,000		2,000
Short-term investments	459		8,860		28,018
Accounts receivable, net	10,582		11,172		14,055
Inventory, net	29,985		21,195		17,543
Prepaid and other current assets	2,887		4,187		2,280
Total current assets	55,992		92,092		106,984
Restricted cash-long-term	10,000
Property and equipment, net	20,286		18,409		15,526
Other long-term assets	160		107		105
Total assets	87,977		112,392		124,725
Current liabilities:
Accounts payable	7,605		7,513		5,234
Accrued expense	2,536		1,629		2,121
Employee-related liabilities	11,413		10,183		11,761
Deferred revenue	2,295		5,208		1,822
Other current liabilities	5,562		6,943		5,582
Total current liabilities	29,411		31,476		26,520
Notes payable-long-term	75,596		78,960		29,275
Deferred rent-long-term	4,142		2,609		2,743
Other long-term liabilities	6,786		5,274		2,719
Total liabilities	115,935		118,319		61,257
Commitments and contingencies
Stockholders' equity (deficit):
Common stock	5	[1]	3	[1]	3
Additional paid-in capital	438,244		398,651		384,578
Accumulated other comprehensive income (loss)			(1)		20
Accumulated deficit	(466,207)		(404,580)		(321,133)
Total stockholders' equity (deficit)	(27,958)		(5,927)		63,468
Total liabilities and stockholders' deficit	87,977		112,392		124,725
Patents [Member]
Current assets:
Patents, net	$ 1,539		$ 1,784		$ 2,110

[1]	The issued and outstanding shares of common stock have been restated for all periods presented to reflect the effects of the 1-for-10 reverse stock split, which was effective on October 9, 2017 as described in Note 7.